Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Related party loans receivable	$ 704	$ 716
Fair value | Level 2
Assets
Related party loans receivable	395	476
Liabilities
Related party loans payable by the VIE	229	222
Fair value | Level 2 | Secured credit facilities
Liabilities
Debt	5,464	5,388
Fair value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	590	612
Fair value | Level 1 | Secured Debt
Liabilities
Debt	404	770
Carrying value | Level 2
Assets
Related party loans receivable	488	476
Liabilities
Related party loans payable by the VIE	239	226
Carrying value | Level 2 | Secured credit facilities
Liabilities
Debt	5,549	5,519
Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	598	626
Carrying value | Level 1 | Secured Debt
Liabilities
Debt	$ 476	$ 769